PIMCO Variable Insurance Trust

Supplement dated January 16, 2019 to the Administrative Class Prospectus, Institutional Class

Prospectus and Advisor Class and Class M Prospectus, each dated April 30, 2018, as supplemented

(the “Prospectuses”)

Disclosure Regarding the PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly and primarily managed by Mihir Worah, Erin Browne and Geraldine Sundstrom. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mihir Worah, Erin Browne and Geraldine Sundstrom. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO and has managed the Portfolio since January 2014. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Ms. Sundstrom is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since July 2015.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Allocation	Erin Browne	1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Allocation PIMCO Balanced Allocation	Geraldine Sundstrom	7/15 7/15

Managing Director, PIMCO. Ms. Sundstrom is a portfolio manager in the London office, focusing on asset allocation strategies. Prior to joining PIMCO in 2015, she was a partner and portfolio manager at Brevan Howard, where she led the Emerging Markets Strategies Fund. Previously, she was a portfolio manager at Moore Capital Management. She has investment experience since 1996 and holds a master’s degree in finance from Birkbeck College at London University and two degrees from Universite Paris Dauphine.

PIMCO CommodityRealReturn® Strategy PIMCO Global Multi-Asset Managed Allocation PIMCO Balanced Allocation PIMCO Real Return PIMCO Total Return	Mihir Worah	12/07 1/14 1/14 12/07 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_011619

PIMCO Variable Insurance Trust

Supplement dated January 16, 2019 to the PIMCO Global Multi-Asset Managed Allocation Portfolio

Administrative Class Prospectus, PIMCO Global Multi-Asset Managed Allocation Portfolio

Institutional Class Prospectus and PIMCO Global Multi-Asset Managed Allocation Portfolio

Advisor Class Prospectus, each dated April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly and primarily managed by Mihir Worah, Erin Browne and Geraldine Sundstrom. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mihir Worah, Erin Browne and Geraldine Sundstrom. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO and has managed the Portfolio since January 2014. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since January 2019. Ms. Sundstrom is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team and has managed the Portfolio since July 2015.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Allocation	Erin Browne	1/19

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office, focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Allocation PIMCO Balanced Allocation	Geraldine Sundstrom	7/15 7/15

Managing Director, PIMCO. Ms. Sundstrom is a portfolio manager in the London office, focusing on asset allocation strategies. Prior to joining PIMCO in 2015, she was a partner and portfolio manager at Brevan Howard, where she led the Emerging Markets Strategies Fund. Previously, she was a portfolio manager at Moore Capital Management. She has investment experience since 1996 and holds a master’s degree in finance from Birkbeck College at London University and two degrees from Universite Paris Dauphine.

PIMCO CommodityRealReturn® Strategy PIMCO Global Multi-Asset Managed Allocation PIMCO Balanced Allocation PIMCO Real Return PIMCO Total Return	Mihir Worah	12/07 1/14 1/14 12/07 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_011619

PIMCO Variable Insurance Trust

Supplement dated January 16, 2019 to the

Statement of Additional Information dated April 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Global Multi-Asset Managed Allocation Portfolio (the “Portfolio”)

Effective immediately, the Portfolio is jointly and primarily managed by Mihir Worah, Erin Browne and Geraldine Sundstrom.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI. As of December 31, 2018, Ms. Browne did not manage any other accounts.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 16, 2019, the PIMCO Global Multi-Asset Managed Allocation Portfolio is jointly and primarily managed by Mihir Worah, Erin Browne and Geraldine Sundstrom. Information pertaining to accounts managed by Ms. Browne is as of December 31, 2018.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Browne[2]	PIMCO Global Multi-Asset Managed Allocation	None

[2]	Effective January 16, 2019, Ms. Browne co-manages the PIMCO Global Multi-Asset Managed Allocation Portfolio. Information for Ms. Browne is as of December 31, 2018.

Investors Should Retain This Supplement for Future Reference

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